Provisions - Summary of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [Line Items]
Beginning balance	$ 159,900	$ 175,639
Additions through business combinations	57,923	19,919
Provisions made during the year	174,349	172,213
Provisions used during the year	(144,904)	(181,726)
Provisions reversed during the year	(15,923)	(23,785)
Unwind of discount on long-term provisions	(550)	(2,666)
Effect of movements in exchange rates	(1,112)	306
Ending balance	229,683	159,900
Current provisions	87,572	66,565
Non-current provisions	142,111	93,335
Self Insurance
Provisions [Line Items]
Beginning balance	123,645	96,251
Additions through business combinations	51,813	16,364
Provisions made during the year	141,645	159,276
Provisions used during the year	(104,716)	(129,089)
Provisions reversed during the year	(14,553)	(16,705)
Unwind of discount on long-term provisions	(550)	(2,666)
Effect of movements in exchange rates	(938)	214
Ending balance	196,346	123,645
Current provisions	71,894	46,940
Non-current provisions	124,452	76,705
Other
Provisions [Line Items]
Beginning balance	36,255	79,388
Additions through business combinations	6,110	3,555
Provisions made during the year	32,704	12,937
Provisions used during the year	(40,188)	(52,637)
Provisions reversed during the year	(1,370)	(7,080)
Unwind of discount on long-term provisions	0	0
Effect of movements in exchange rates	(174)	92
Ending balance	33,337	36,255
Current provisions	15,678	19,625
Non-current provisions	$ 17,659	$ 16,630